Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Summary of Accrued Expenses and Other current Liabilities	The following table summarizes the Company’s accrued expenses and other current liabilities for the periods indicated (in thousands):

	March 31, 2022	December 31, 2021
Accrued compensation	$38,511	$49,015
Sales and other tax liabilities	8,920	10,774
Other	19,308	20,038

Accrued expenses and other current liabilities	$66,739	$79,827

The following table summarizes the Company’s accrued expenses and other current liabilities for the periods indicated (in thousands):

	As of December 31,
	2021	2020

Accrued compensation	$49,015	$50,312
Sales and other tax liabilities	10,774	9,550
Other	20,038	22,077

Accrued expenses and other current liabilities	$79,827	$81,939